Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 16, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock shares outstanding		3,500,000	3,500,000	3,500,000
Cash and cash equivalents
Cash balances in excess of Federal Deposit Insurance Corporation limit
Deferred taxes
Dilutive securities
Minimum [Member]
Website amortization period		1 year
Maximum [Member]
Website amortization period		3 years
David Boulette [Member]
Number of common stock shares issued	3,000,000